Consolidated Statements of Changes in Shareholders' (Deficit) Equity	Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Feb. 28, 2023		$ 23,550		$ 76,450		$ (1,886,416)		$ (1,786,416)
Balance, shares at Feb. 28, 2023 | shares	17,500,000	17,500,000
Net income (loss)						33,348		33,348
Capital contribution				1,000,000				1,000,000
Balance at Feb. 29, 2024		$ 23,550		1,076,450		(1,853,068)		(753,068)
Balance, shares at Feb. 29, 2024 | shares	17,500,000	17,500,000
Net income (loss)						(452,450)		(452,450)
Balance at Feb. 28, 2025		$ 23,550		1,076,450		(2,305,518)		(1,205,518)
Balance, shares at Feb. 28, 2025 | shares	17,500,000	17,500,000
Net income (loss)						(6,102,710)	$ (4,829,622)	(6,102,710)
Issuance of new shares		$ 5,450		18,384,838				18,390,288
Issuance of new shares, shares | shares	4,312,500	4,312,500
Balance at Feb. 28, 2026	$ 22,950	$ 29,000	$ 15,401,464	$ 19,461,288	$ (6,654,185)	$ (8,408,228)	$ 8,770,229	$ 11,082,060
Balance, shares at Feb. 28, 2026 | shares	21,812,500	21,812,500